Right-of-Use Asset and Lease Liability (Details)	Oct. 31, 2022 USD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Right-of use asset	$ 319,521
Lease liability	$ 319,521
Percentage of borrowing rate	10.02%